5. EQUIPMENT, NET (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Equipment Net Details Narrative
Depreciation expense	$ 21,172	$ 14,721	$ 20,721	$ 35,945